CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS (Parenthetical) [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued (in shares)	129,117,946	127,782,538
Common stock, shares outstanding (in shares)	126,689,545	125,354,137
Common stock, unvested restricted shares (in shares)	3,951,950	4,221,598
Treasury stock, shares (in shares)	2,428,401	2,428,401